DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Financial Assets at Amortized Cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
Other financial assets at amortized cost	$ 18,319	$ 1,421,253
Non Current [Abstract]
Other financial assets at amortized cost	13,759,012	7,356
Other Financial Assets at Amortized Cost [Member]
Current [Abstract]
Other financial assets at amortized cost	18,319	1,421,253
Non Current [Abstract]
Other financial assets at amortized cost	13,759,012	7,356
Fixed Term Deposits in Foreign Currency [Member]
Current [Abstract]
Other financial assets at amortized cost	0	0
Non Current [Abstract]
Other financial assets at amortized cost	13,755,917	0
VRD Bonds [Member]
Current [Abstract]
Other financial assets at amortized cost	3,044	4,568
Non Current [Abstract]
Other financial assets at amortized cost	3,095	7,356
US Treasury Bills [Member]
Current [Abstract]
Other financial assets at amortized cost	0	1,416,685
Non Current [Abstract]
Other financial assets at amortized cost	0	0
Private Debt Bonds [Member]
Current [Abstract]
Other financial assets at amortized cost	15,275	0
Non Current [Abstract]
Other financial assets at amortized cost	$ 0	$ 0